Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit (loss)	€ 67,259	€ (101,221)	€ (65,144)
Actuarial gains and losses net of tax	216	196	(168)
that will never be reclassified to profit or loss	216	196	(168)
Exchange differences on translation of foreign operations	113	(106)	8
that are or may be reclassified to profit or loss	113	(106)	8
Total comprehensive income (loss)	67,589	(101,131)	(65,304)
Attributable to owners of the Company	67,589	(101,131)	(65,304)
Attributable to non-controlling interests	€ 0	€ 0	€ 0